INCOME TAX (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax [Line Items]
Deductible temporary differences	$ 14	$ 20
Israel
Income Tax [Line Items]
Corporate tax rate	23.00%
Net operating losses	$ 283
U.S.
Income Tax [Line Items]
Corporate tax rate	21.00%
Net operating losses	$ 72
U.S. | Net operating losses expiring in 2037
Income Tax [Line Items]
Net operating losses	10
U.S. | Net operating losses with no expiration
Income Tax [Line Items]
Net operating losses	$ 62